Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
External research and development fees	$ 3,531,996	$ 3,062,844
Operational expenses	92,783	412,008
Professional and other fees	314,445	570,193
Accrued interest	409,193	364,275
Severance	0	46,026
Accrued liabilities	$ 4,348,417	$ 4,455,346